Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 38,006	$ 60,004
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income	178,198	187,244
Fair Value Measured on Recurring Basis
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	38,006	60,004
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income	178,198	187,244
Fair Value Measured on Recurring Basis | Level 2
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income		187,244
Fair Value Measured on Recurring Basis | Level 3
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	38,006	$ 60,004
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income	$ 178,198